POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON August 27, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 80	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 84	☒

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Isaac Hargett Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104	Peter Skaliy (Counsel / Filing Contact) Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104 Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 1, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______, 2026 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 80 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 84 under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, this “Amendment”) to the Registration Statement of Corgi ETF Trust I (the “Trust”) incorporates by reference Parts A, B, and C of the Trust's Post-Effective Amendment No. 57 and Amendment No. 61 (collectively, the “Prior Amendment”), filed with the Securities and Exchange Commission on June 15, 2026.

This Amendment is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act solely to designate September 1, 2026, as the new effective date of the Prior Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on August 27, 2026.

Corgi ETF Trust I
/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on August 27, 2026.

Signature	Title
/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan
/s/ Carl Clements	Treasurer and Principal Financial Officer
Carl Clements
*	Chair; Interested Trustee
Nicolas S. Laqua
*	Lead Independent Trustee
Conor M. Murray
*	Trustee
Bryant C. Lee
*	Trustee
Jennifer X. Benson
*By:	/s/ Emily Z. Yuan
Emily Z. Yuan

* Attorney-In-Fact -- Pursuant to Power of Attorney Previously Filed dated August 22, 2025 for Messrs. Laqua, Murray and Lee, and Ms. Benson, and filed with Registrant's registration statement on Form N-1A dated August 25, 2025 and herein incorporated by reference.